Leasing Arrangements - Schedule of Other Supplemental Information Leases Related Continuing Operations (Details)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Leases [Abstract]
Weighted average remaining lease term, Operating leases (in years)	1 year 22 days	11 months 26 days	1 year 5 months 27 days
Weighted average remaining lease term, Finance leases (in years)	3 years 2 months 1 day	3 years 4 months 6 days	4 years 2 months 8 days
Weighted average discount rate, Operating leases	8.06%	7.98%	7.96%
Weighted average discount rate, Finance leases	8.45%	8.21%	9.08%